Share Capital and warrants - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2022 yr $ / shares	Nov. 30, 2022 yr $ / shares	Nov. 30, 2021 yr $ / shares	Nov. 30, 2021 yr $ / shares
Options granted
Risk-free interest rate	3.31%	3.31%	1.57%	1.57%
Expected volatility	58.40%	58.40%	59.01%	59.01%
Average option life in years	4.2	4.2	5.2	5.2
Grant-date share price | (per share)	$ 2.18	$ 2.93	$ 3.29	$ 4.21
Option exercise price | (per share)	$ 5.98	$ 8.05	$ 6.3	$ 8.05
US$
Options granted
Risk-free interest rate	1.95%	1.95%	1.37%	1.37%
Expected volatility	64.00%	64.00%	72.00%	72.00%
Average option life in years	9	9	8.5	8.5
Grant-date share price | $ / shares	$ 2.09		$ 3.18
Option exercise price | $ / shares	$ 2.09		$ 3.18
CA$
Options granted
Risk-free interest rate	1.62%	1.62%	1.35%	1.35%
Expected volatility	65.50%	65.50%	70.00%	70.00%
Average option life in years	9	9	8.5	8.5
Grant-date share price | (per share)	$ 3.25	$ 4.17	$ 3.1	$ 3.94
Option exercise price | (per share)	$ 3.25	$ 4.17	$ 3.1	$ 3.94